Document and Entity Information	Jan. 07, 2026
Cover [Abstract]
Document Type	8-K12B
Document Period End Date	Jan. 07, 2026
Entity Registrant Name	PERMIAN RESOURCES CORPORATION
Entity Incorporation State Country Code	DE
Entity File Number	001-37697
Entity Tax Identification Number	41-3338782
Entity Address Address Line 1	300 N. Marienfeld St.
Entity Address Address Line 2	Suite 1000
Entity Address City Or Town	Midland
Entity Address State Or Province	TX
Entity Address Postal Zip Code	79701
City Area Code	432
Local Phone Number	695-4222
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	PR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001658566
Amendment Flag	false